Commodity risk management contracts	12 Months Ended
Dec. 31, 2019
Disclosure Of Commodity risk management contracts [Abstract]
Disclosure Of Commodity Risk Management Contracts Explanatory [Text Block]

Note 8     Commodity risk management contracts

The Group has entered into derivative financial instruments to manage its exposure to oil price risk. These derivatives are zero-premium collars or zero-premium 3‑ways (put spread plus call), and were placed with major financial institutions and commodity traders. The Group entered into the derivatives under ISDA Master Agreements and Credit Support Annexes, which provide credit lines for collateral posting thus alleviating possible liquidity needs under the instruments and protect the Group from potential non-performance risk by its counterparties. The Group’s derivatives are accounted for as non-hedge derivatives and therefore all changes in the fair values of its derivative contracts are recognized as gains or losses in the results of the periods in which they occur.

The following table presents the Group’s derivative contracts in force as of December 31, 2019:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

April 1, 2019 - March 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 79.02 Call
April 1, 2019 - March 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 79.00 Call
July 1 , 2019 - March 31,2020	ICE BRENT	Zero Premium 3 Way	4,000	45.00‑55.00 Put 81.50 Call
October 1, 2019 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 71.00 Call
October 1, 2019 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 73.80 Call
November 1, 2019 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 65.20 Call
January 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 69.00 Call
January 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	2,000	45.00‑55.00 Put 70.00 Call

The table below summarizes the gain (loss) on the commodity risk management contracts:

	2019	2018	2017
Realized gain (loss) on commodity risk management contracts	3,888	(26,098)	(2,148)
Unrealized (loss) gain on commodity risk management contracts	(26,411)	42,271	(13,300)
Total	(22,523)	16,173	(15,448)

During the year ending December 31, 2019, the Group hedged between 13,000 and 15,000 bbl/d via zero premium collars and three-way hedges (US$10/bbl wide put spread and call), with a minimum average Brent price of US$55/bbl and a maximum average price of US$85/bbl.

The following table presents the Group’s derivative contracts agreed after the balance sheet date:

Period	Reference	Type	Volume bbl/d	Price US$/bbl

April 1, 2020 - December 31, 2020	ICE BRENT	Zero Premium 3 Way	1,000	45.00‑55.00 Put 71.95 Call